LONG-TERM DEBT AND CREDIT FACILITY - Credit Facilities (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 15, 2018 USD ($) oz	Dec. 14, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Credit facility, accordion feature, increase limit			$ 100,000,000
Leasing borrowing capacity provided			250,000,000
Outstanding borrowing amount	$ 400,000	$ 400,000
February 2016 Four Year Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 500,000,000	$ 250,000,000
Gold prepay arrangement (in ounces) | oz			225,000
February 2016 Four Year Credit Facility, Letters of Credit
Disclosure of detailed information about borrowings [line items]
Outstanding borrowing amount	$ 400,000	$ 400,000